Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	2024 Number	2024 £	2023 Number	2023 £	2022 Number	2022 £
At 31 December
Ordinary shares of £0.00005 each	6,685,918,922	334,296	1,189,577,722	1,189,578	5,417,137	108,343
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	4,063,321,418	4,063,321	–	–
‘C’ Deferred shares of £0.00005 each	126,547,389,518	6,327,370	–	–	–	–
Total		11,724,988		6,252,900		1,108,344

Schedule of warrant reserve recognize

	Pre-Funded Warrants	Abeyance Shares
Exercise price	£0.0025	£Nil
As at 1 January 2024	167,446	–
Issued:
May 2024 Warrant inducement	–	37,260
July 2024 Registered Direct Offering	11,157	–
Exercised	(161,161)	(37,260)
Lapsed	(27)	–
As at 31 December 2024	17,415	–

Schedule of ordinary and deferred shares

		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	‘C’ Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2022		4,923,420	1,000,001
22 March 2022	Exercise of warrants	1	–	–	–	200.000	–
3 May 2022	Share issue to SIPP trustee (see note 25)	1,250	–	–	–	0.001	–
19 December 2022	Registered Direct Offering	492,466	–	–	–	0.666	321
At 31 December 2022		5,417,137	1,000,001
15 February 2023	Private Placement*	98,387,275	–	–	–	0.0505	4,967
26 May 2023	Registered Direct Offering*	276,697,310	–	–	–	0.0097	2,690
14 June 2023	Share sub-division and re-designation		–	4,063,321,418	–	n/a	n/a
21 December 2023	Shares issued on purchase Intangible asset (see note 11)	323,684,800	–	–	–	0.0040	1,279
21 December 2023	Registered Offering	485,391,200	–	–	–	0.0040	1,918
At 31 December 2023		1,189,577,722	1,000,001	4,063,321,418
25 April 2024	Shares issued on purchase Intangible asset (see note 11)	151,265,200	–	–		0.0015	219
22 May 2024	Warrant inducement	1,614,435,600	–	–		0.0030	4,763
22 July 2024	Registered Direct Offering	2,129,516,800	–	–		0.0018	3,876
February - October 2024	Exercise pre-funded warrants	1,502,426,000	–	–		0.0040	5,935
February - May 2024	Exercise Series E & Series F warrants	98,697,600	–	–		0.0044	427
22 November 2024	Share sub-division and re-designation		–	–	126,547,389,518	n/a	n/a
At 31 December 2024		6,685,918,922	1,000,001	4,063,321,418	126,547,389,518

*	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.